EXPENSES	12 Months Ended
Feb. 28, 2015
EXPENSES [Abstract]
EXPENSES

23. EXPENSES

        Included in general and administrative expenses is $405 related to premises rental expense for the year ended February 28, 2015 [2014 – $528]. Total rental expense for the year ended February 28, 2015 was $2,189 [2014 – $2,602].